UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: Jume 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	August 14, 2008

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	19

Form 13F Information Table Value Total:	$80,962


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
6/30/2008			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC	COM	001055102	"6,327"	" 100,750 "	SH		SOLE			100750
AMERICAN EXPRESS COMPANY	COM	025816109	"7,310"	" 194,043 "	SH		SOLE			194043
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	"13,673"	" 3,408 "	SH		SOLE			3408
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	"10,988"	 91 	SH		SOLE			91
CANADIAN NATURAL RES LTD	COM	136385101	"6,744"	" 67,275 "	SH		SOLE			67275
CEMEX S A B DE C V SPONSOR ADR NEW REP ORD	ADR	151290889	"3,841"	" 155,490 "	SH		SOLE			155490
CHESAPEAKE ENERGY CORP	COM	165167107	"1,352"	" 20,500 "	SH		SOLE			20500
ENERGIZER HLDGS INC COM	COM	29266R108	439	" 6,000 "	SH		SOLE			6000
GENERAL ELECTRIC CO COM	COM	369604103	"2,590"	" 97,025 "	SH		SOLE			97025
JOHNSON & JOHNSON COM	COM	478160104	"5,292"	" 82,243 "	SH		SOLE			82243
LEUCADIA NATIONAL CORP	COM	527288104	"1,325"	" 28,225 "	SH		SOLE			28225
MARKEL CORP COM	COM	570535104	"1,050"	" 2,860 "	SH		SOLE			2860
MERRILL LYNCH & CO INC	COM	590188108	"1,983"	" 62,550 "	SH		SOLE			62550
MOHAWK INDUSTRIES INC	COM	608190104	"3,841"	" 59,915 "	SH		SOLE			59915
MOODYS CORP COM	COM	615369105	613	" 17,800 "	SH		SOLE			17800
PROCTER & GAMBLE CO	COM	742718109	821	" 13,500 "	SH		SOLE			13500
SUNCOR ENERGY INC	COM	867229106	"5,264"	" 90,570 "	SH		SOLE			90570
USG CORP (NEW) COMMON STOCK	COM	903293405	"4,238"	" 143,325 "	SH		SOLE			143325
WELLS FARGO & CO NEW COM	COM	949746101	"3,273"	" 137,825 "	SH		SOLE			137825